4. Accounts Receivable (March 2014 note)	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
4. Accounts Receivable

Accounts receivable consists of the following:

	March 31,
	2014	2013
Accounts receivable	$1,798,000	$1,729,000
Less: allowance for doubtful accounts	(8,000)	(22,000)
	$1,790,000	$1,707,000

Allowance for doubtful accounts activities are as follows:

Year Ended March 31	Balance at Beginning of Year	Additions Charged to Operations	Deductions Write-Offs	Balance at End of Year

2013	$52,000	$33,000	$(63,000)	$22,000
2014	$22,000	$(6,000)	$(8,000)	$8,000